Related Party Balances and Transactions (Details) - Schedule of amounts due from related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Aeneas Management Limited [Member]
Current
Amounts due from related parties, Current		$ 962
Jurchen Investment Corporation [Member]
Non-current
Amounts due from related parties, Non-current		$ 50,000